UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21532

Frank Funds

(Exact Name of Registrant as Specified in Charter)

312 East 22nd Street, #2B, New York, NY  10010

 (Address of Principal Executive Offices)  (Zip Code)

Brian J. Frank, Frank Capital Partners LLC

6 Stacy Court, Parsippany, NJ  07054

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  973-887-7698

Date of fiscal year end: June 30

Date of reporting period: March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Frank Value Fund
Schedule of Investments
March 31, 2011 (Unaudited)

Shares		Value

COMMON STOCKS - 99.40%

Apparel & Other Finished Prods of Fabrics & Similar Material - 4.88%
9,756	Cato Corp.	$ 239,022
9,339	True Religion Apparel, Inc.	219,186
		458,208
Communications Services, NEC - 2.16%
7,924	Neustar, Inc. Class-A *	202,696

Computer Communications Equipment - 2.79%
15,266	Cisco Systems, Inc.	261,812

Electronic Computers - 4.64%
30,015	Dell, Inc. *	435,518

Finance Services - 2.31%
4,791	American Express Co.	216,553

Hospital & Medical Service Plans - 10.40%
5,830	Humana, Inc. *	407,750
6,187	WellCare Health Plans, Inc. *	259,545
4,421	Wellpoint, Inc.	308,542
		975,837
Pharmaceutical Preparations - 8.37%
24,333	Pfizer, Inc.	494,203
25,319	Prestige Brands Holdings, Inc. *	291,169
		785,372
Retail-Apparel & Accessory Stores - 5.78%
8,230	Aeropostale, Inc.*	200,154
8,558	DSW, Inc. Class-A *	341,978
		542,132
Retail-Computer & Computer Software - 1.90%
7,924	Gamestop Corp. Class-A *	178,448

Retail-Drug Store and Proprietary Stores - 3.11%
18,418	PetMed Express, Inc.	292,109

Retail-Radio, TV & Consumer Electronics Stores - 1.96%
6,406	Best Buy Co., Inc.	183,980

Semiconductors & Related Devices - 4.02%
18,704	Intel Corp.	377,447

Services-Advertising Agencies - 2.56%
16,611	Valueclick, Inc. *	240,029

Services-Business Services - 11.67%
6,864	eBay, Inc. *	213,059
947	MasterCard, Inc.	238,379
3,213	Visa, Inc.	236,541
19,604	Western Union Co.	407,175
		1,095,154
Services-Computer Programming, Date Processing, Etc. - 4.95%
791	Google, Inc. Class-A *	464,127

Services-Consumer Credit Reporting - 2.25%
2,633	Dun & Bradstreet	211,272

Services-Engineering, Accounting, Research, Management - 2.30%
12,734	SAIC, Inc. *	215,459

Services-Mailing, Reproduction - 1.75%
15,847	American Reprographics Co. *	164,016

Services-Management Consulting - 2.93%
6,798	Corporate Executive Board Co.	274,435

Services-Personal Services - 8.74%
16,754	H&R Block, Inc.	280,462
7,693	Weight Watchers International, Inc.	539,279
		819,741
Services-Prepackaged Software - 6.65%
8,818	CA Technologies, Inc.	213,219
16,193	Microsoft Corp.	411,140
		624,359
Telegraph & Other Message Communications - 3.27%
10,403	J2 Global Communications, Inc. *	306,967

TOTAL FOR COMMON STOCKS (Cost $8,097,621) - 99.40%		$ 9,325,671

SHORT TERM INVESTMENTS - 0.72%
67,977	Fidelity Institutional Money Market Portfolio	67,977
	0.25% ** (Cost $67,977)

TOTAL INVESTMENTS (Cost $8,165,598) - 100.13%		$ 9,393,648

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.13%)		(11,763)

NET ASSETS - 100.00%		$ 9,381,885

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2011.

NOTES TO FINANCIAL STATEMENTS
Frank Value Fund
1. SECURITY TRANSACTIONS

At March 31, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $8,165,598 amounted to $1,228,051 which consisted of aggregate gross unrealized appreciation of $1,461,231 and aggregate gross unrealized depreciation of $233,180.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value exists since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with FAS 157, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$9,325,671	$0	$0	$9,325,671
Exchange Traded Funds	$0	$0	$0	$0
Convertible Bonds	$0	$0	$0	$0
Cash Equivalents	$67,977	$0	$0	$67,977
Total	$9,393,648	$0	$0	$9,393,648

Leigh Baldwin Total Return Fund
Schedule of Investments
March 31, 2011 (Unaudited)

Shares		Value

COMMON STOCKS - 71.98%

Crude Petroluem & Natural Gas - 5.64%
5,600	Petroleo Brasileiro S.A. (Brazil)	$ 226,408

Finance Services - 2.44%
1,000	Financial Engines, Inc. *	27,560
8,000	Oneida Financial Corp.	70,400
		97,960
Fruit, Vegetable, & Food Specialties - 4.14%
3,400	Heinz Co.	165,988

Grain Mill Products - 9.13%
5,000	General Mills, Inc.	182,750
3,400	Kellogg Co.	183,532
		366,282
Guided Missiles & Space Vehicles & Parts - 4.81%
2,400	Lockheed Martin Corp.	192,960

Pharmaceutical Preparations - 14.01%
7,000	Bristol Myers Squibb Co.	185,010
3,200	Novartis AG	173,920
10,000	Pfizer, Inc.	203,100
		562,030
Refuse Systems - 1.86%
2,000	Waste Management, Inc.	74,680

Retail-Drug Stores & Proprietary Stores - 0.79%
2,000	Petmedexpress, Inc.	31,720

Retail-Variety Stores - 4.15%
3,200	Wal Mart Stores, Inc.	166,560

Security Brokers, Dealers & Flotation Companies - 4.50%
10,000	Schwab Corp.	180,300

Semiconductors & Related Devices - 4.53%
9,000	Intel Corp.	181,620

Services-Engineering, Accounting, Research, Management - 4.69%
6,000	Paychex, Inc.	188,310

Services-Motion Picture & Video Tape Production - 2.09%
3,000	DreamWorks Animation SKG, Inc. *	83,790

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 4.61%
3,000	Proctor & Gamble Co.	184,800

Telephone Communications - 4.58%
6,000	AT&T Corp.	183,660

TOTAL FOR COMMON STOCKS (Cost $2,898,241) - 71.98%		$ 2,887,068

EXCHANGE TRADED FUNDS - 4.26%
5,000	Aberdeen Asia Pacific Fund	$ 34,650
5,000	The Gabelli Global Gold, Natural Resources & Income Trust	94,350
2,000	ProShares UltraShort S&P500	41,840

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $146,494) - 4.26%		$ 170,840

PUT OPTIONS

Shares Subject	Underlying Security
to Put	Expiration Date/Exercise Price

	AT&T Corp.
5,500	January 2012 Put @ 20.00	$ 1,485

	Bristol Myers Squibb Co.
6,000	January 2012 Put @ 20.00	2,700

	Walt Disney Co.
4,500	January 2012 Put @ 25.00	1,845

	General Mills, Inc.
4,400	January 2012 Put @ 30.00	2,948

	Heinz Co.
3,400	January 2012 Put @ 40.00	2,210

	Intel Corp.
8,500	January 2012 Put @ 15.00	3,825

	Kellogg Co.
3,000	January 2012 Put @ 40.00	1,050

	Lockheed Martin Corp.
2,500	January 2012 Put @ 65.00	4,650

	Microsoft Corp.
6,500	January 2012 Put @ 22.50	7,930

	Novartis AG
2,000	January 2011 Put @ 50.00	1,700

	Paychex, Inc.
5,700	January 2012 Put @ 25.00	3,990

	Petroleo Brasileiro S.A.
5,600	January 2012 Put @ 30.00	6,384

	Pfizer, Inc.
10,000	January 2012 Put @ 12.50	1,800

	Philip Morris International, Inc.
3,500	January 2012 Put @ 40.00	1,750

	Proctor & Gamble Co.
2,500	January 2012 Put @ 50.00	2,550

	Schwab Corp.
10,000	January 2012 Put @ 12.50	2,500

	Wal Mart Stores, Inc.
800	January 2013 Put @ 40.00	1,560

	TOTAL (Premiums Paid $190,479) - 1.27%	$ 50,877

SHORT TERM INVESTMENTS - 28.01%
1,123,354	Fidelity Institutional Government Money Market Fund-Class I, 0.02%** (Cost $1,123,354)	1,123,354

TOTAL INVESTMENTS (Cost $4,358,568) - 105.51%		$ 4,232,139

LIABILITIES IN EXCESS OF OTHER ASSETS - (5.51%)		(221,105)

NET ASSETS - 100.00%		$ 4,011,034

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2010.

Leigh Baldwin Total Return Fund
Schedule of Options Written
March 31, 2011 (Unaudited)

	CALL OPTIONS WRITTEN

Shares Subject	Underlying Security
to Call	Expiration Date/Exercise Price	Value

	AT&T Corp.
6,000	April 2011 Call @ 16.00	9,840

	Bristol Myers Squibb Co.
7,000	April 2011 Call @ 27.00	1,260

	DreamWorks Animation SKG, Inc. *
3,000	April 2011 Call @ 25.00	9,300

	Financial Engines, Inc. *
1,000	April 2011 Call @ 25.00	2,950

	General Mills, Inc.
5,000	April 2011 Call @ 38.00	250

	Heinz Co.
3,400	April 2011 Call @ 50.00	340

	Intel Corp.
9,000	April 2011 Call @ 20.00	2,160

	Kellogg Co.
3,400	April 2011 Call @ 55.00	680

	Lockheed Martin Corp.
2,400	April 2011 Call @ 80.00	3,600

	Novartis AG
3,200	April 2011 Call @ 57.50	320

	Paychex, Inc.
6,000	April 2011 Call @ 32.00	1,500

	Petmedexpress, Inc.
2,000	April 2011 Call @ 15.00	2,100

	Petroleo Brasileiro S.A.
5,600	April 2011 Call @ 40.00	5,936

	Pfizer, Inc.
10,000	April 2011 Call @ 20.00	5,000

	Proctor & Gamble Co.
3,000	April 2011 Call @ 62.50	990

	ProShares UltraShort S&P500
2,000	April 2011 Call @ 22.00	480

	Schwab Corp.
10,000	April 2011 Call @ 18.00	4,000

	Wal Mart Stores, Inc.
3,200	April 2011 Call @ 52.50	1,280

	Waste Management, Inc.
2,000	April 2011 Call @ 37.00	1,500

	Total (Premiums Received $55,297)	$ 53,486

NOTES TO FINANCIAL STATEMENTS
Leigh Baldwin Total Retrun Fund
1. SECURITY TRANSACTIONS

At March 31, 2011, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $4,358,568 amounted to $133,259, which consisted of aggregate gross unrealized appreciation of $76,903 and aggregate gross unrealized depreciation of $210,162.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with FAS 157, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$2,887,068	$0	$0	$2,887,068
Exchange Traded Funds	$170,840	$0	$0	$170,840
Real Estate Investment Trusts	$ 0	$0	$0	$0
Options Purchased	$ 50,877	$0	$0	$50,877
Cash Equivalents	$ 1,123,354	$0	$0	$1,123,354
Total	$4,232,139	$0	$0	$4,232,139

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Options Written	$ 53,486	$0	$0	$53,486
Total	$ 53,486	$0	$0	$53,486

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Frank Funds

By /s/Brian J. Frank, President

 Brian J. Frank

 President

Date: May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Brian J. Frank, President

Brian J. Frank

President

Date May 24, 2011

By /s/Monique M. Weiss

Monique M. Weiss

Secretary

Date May 24, 2011